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                               The Sentinel Funds

     Supplement dated April 12, 2006 to the Prospectus dated March 30, 2006

All Funds
---------
The table on page 33 is deleted and replaced with the following:


         Class     Sales Charge                      12b-1 Fee             Conversion Feature
         --------- --------------------------------- --------------------- ----------------------------
         A         Maximum initial sales charge:     o   0.20%              None.
                                                         fixed-income
                                                         funds;
                   o  1% Short Maturity Government;  o   0.35% Short
                   o  2% Government Securities           Maturity
                   o  4% all other fixed-income          Government; and
                      Funds; and.                    o   0.30% all other
                   o  5% all other Funds                 Funds.
         --------- --------------------------------- --------------------- ----------------------------
                                                                           Class B shares convert to
                                                                           Class A shares automatically
                   CDSC of up to 4% for a maximum                          after the applicable CDSC
         B         of six years.                     1.00%(1)              period.
         --------- --------------------------------- --------------------- ----------------------------
                   CDSC of 1% if redeemed in the
         C         first year.                       1.00%                 None.
         --------- --------------------------------- --------------------- ----------------------------
                                                                           Class D shares convert to
                                                                           Class A shares automatically
                                                                           at the end of the tenth year
         D         CDSC of up to 6% for seven years  0.75%                 after purchase.
         --------- --------------------------------- --------------------- ----------------------------
         S         None.                             0.75%                 None.
         --------- --------------------------------- --------------------- ----------------------------
         (1) Except the U.S. Treasury Money Market Fund, which does not charge a
             12b-1 fee.


Small Company Fund
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Sentinel currently intends to close the Fund to new investors on or about the time its assets reach approximately $1.6 billion.

Balanced Fund-Class D Shares
----------------------------
The paragraph below the CDSC schedule on page 39 is deleted and replaced with the following:

         The CDSC waivers are listed below. We apply the same rules in determining a CDSC as we do for Class B shares. Sentinel Financial Services Company receives the entire amount of any CDSC paid.